Consolidated Statements of Operations and Comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses
General and administrative	$ 7,284,004	$ 3,987,598
Research and development	20,563,225	13,629,854
Total expenses	27,847,229	17,617,452
Other income/(expenses)
Interest income	862,969	431,799
Interest expense	(1,170,173)	(982,856)
Loss on sale of equipment	(4,846)	(6,637)
Foreign exchange gain	66,291	240,547
Change in fair value of financial instruments	(836,595)	(1,056,165)
Total other income	(1,082,354)	(1,373,312)
Net loss before tax expense	(28,929,583)	(18,990,764)
Tax expense	(36,423)	0
Net loss for the year	(28,966,006)	(18,990,764)
Loss attributable to:
Owners of the Company	(28,220,796)	(18,489,629)
Non-controlling interest	(745,210)	(501,135)
Net loss for the year	(28,966,006)	(18,990,764)
Foreign currency translation adjustment	79,814	(1,276,388)
Comprehensive loss for the year	$ (28,886,192)	$ (20,267,152)
Loss per share – basic	$ (1.17)	$ (0.96)
Loss per share – diluted	$ (1.17)	$ (0.96)
Weighted average shares outstanding – basic	24,146,623	19,285,447
Weighted average shares outstanding – diluted	24,146,623	19,285,447